UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22449
American Funds Mortgage Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class A
| MFAAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.69% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net
assets
)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class C
| MFACX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hy
po
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 73	1.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class T
| TFMFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hy
poth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 22	0.44% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-1
| MFAEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.66% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (pe
r
cent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-2
| MFAFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund

(the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (perce
n
t of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class F-3
| AFFMX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by cont
act
ing us at
(800) 421-4225
.
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 14	0.28% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-A
| CMFAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.72% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (p
erc
ent of
net
assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-C
| CMFCX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 42
1-42
25
.
What were the
fund
costs
for
the last six months?
(based on a hypo
th
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 75	1.48% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-E
| CMFEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,00
0 inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.93% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-T
| TMFMX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent of net a
sset
s)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-1
| CMFFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this informa
tio
n by con
tact
ing us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.44% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-2
| FFMFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.43% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by
asset
type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class 529-F-3
| FMMFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.31% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by
asset
type
 (percent of n
e
t assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-1
| RMAAX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by conta
cti
ng us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.40% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2
| RMABX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 70	1.38% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent
of
net ass
et
s)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-2E
| RMBEX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 49	0.97% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-3
| RMACX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.93% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by
asset
type
 (percent of net as
s
ets)
*
Includes
derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-4
|
RMAEX
 for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by
asset
type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5E
| RMAHX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 24	0.47% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings by asset type
 (pe
rc
ent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-5
| RMAFX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 inv
es
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 17	0.34% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (percent of net assets)
*Includes
derivatives
.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-042-0426 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Mortgage Fund
®
Class R-6
| RMAGX
for the six months ended February 28, 2026
This semi-annual shareholder report contains important information about American Funds Mortgage Fund (the "fund") for the period from September 1, 2025 to February 28, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 14	0.28% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 13,120
Total number of portfolio holdings	1,264
Portfolio turnover rate including mortgage dollar roll transactions	251%
Portfolio turnover rate excluding mortgage dollar roll transactions	36%
Portfolio holdings
by
asset type
 (per
c
ent of
net
assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-042-0426 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Mortgage Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended February 28, 2026
Lit. No. MFGEFP2-042-0426 © 2026 Capital Group. All rights reserved.

Investment portfolio February 28, 2026unaudited

Bonds, notes & other debt instruments 79.45%	Principal amount (000)	Value (000)
Mortgage-backed obligations 70.20%
Federal agency mortgage-backed obligations 69.27%
Fannie Mae Pool #256310 6.50% 7/1/2026 (a)	USD— (b)	$— (b)
Fannie Mae Pool #928689 6.50% 9/1/2027 (a)	1	1
Fannie Mae Pool #AD0838 6.50% 10/1/2027 (a)	— (b)	— (b)
Fannie Mae Pool #928957 6.50% 12/1/2027 (a)	1	1
Fannie Mae Pool #AL9724 6.50% 2/1/2028 (a)	1	1
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	24	23
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	36	36
Fannie Mae Pool #613025 6.50% 7/1/2031 (a)	3	3
Fannie Mae Pool #BJ4876 3.00% 2/1/2033 (a)	222	217
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	58	56
Fannie Mae Pool #BM3919 3.00% 2/1/2033 (a)	5	4
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #CA2106 3.50% 7/1/2033 (a)	6	6
Fannie Mae Pool #MA1640 2.50% 9/1/2033 (a)	409	391
Fannie Mae Pool #AU7556 3.00% 9/1/2033 (a)	240	231
Fannie Mae Pool #BJ9000 3.50% 11/1/2033 (a)	62	61
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	2,944	2,824
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	5,825	5,581
Fannie Mae Pool #745001 6.50% 9/1/2035 (a)	12	12
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	9	9
Fannie Mae Pool #AS7224 4.00% 5/1/2036 (a)	972	965
Fannie Mae Pool #MA2630 4.00% 5/1/2036 (a)	184	184
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	859	858
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,664	1,660
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	411	410
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	2,796	2,668
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	790	788
Fannie Mae Pool #801783 6.50% 2/1/2037 (a)	4	5
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	22	21
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	631	602
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	1,169	1,169
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	175	167
Fannie Mae Pool #MA3186 4.00% 11/1/2037 (a)	2,443	2,436
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	13	14
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	55	57
Fannie Mae Pool #AD1823 5.00% 2/1/2040 (a)	372	375
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	23	23
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	16,854	14,629
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	22,528	19,548
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	101	104
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	282	252
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	5,560	5,112
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	11,803	10,849
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	6,720	6,194
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	45	45
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	43	44
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	13,285	12,234
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	20	20
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	16,786	15,450
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	6,120	5,413
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	59	61
Fannie Mae Pool #MA4570 2.00% 3/1/2042 (a)	7,718	6,821
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,153	1,903
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	109	106
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	48	46
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	15	15
Fannie Mae Pool #AT7457 3.025% 4/1/2043 (a)	154	145
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	22	21
Fannie Mae Pool #AT7470 2.275% 5/1/2043 (a)	89	80
Fannie Mae Pool #AU0626 2.275% 6/1/2043 (a)	146	129
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	2,473	2,331
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	952	925

1	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	USD317	$307
Fannie Mae Pool #AU8120 2.275% 7/1/2043 (a)	64	57
Fannie Mae Pool #AU8121 2.275% 8/1/2043 (a)	80	71
Fannie Mae Pool #MA1583 4.00% 9/1/2043 (a)	1,538	1,532
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	67	65
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	26	25
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	287	277
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	575	555
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	3,959	4,158
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	926	894
Fannie Mae Pool #BC0884 3.00% 5/1/2046 (a)	343	317
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	603	565
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	287	276
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	6,281	5,326
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	728	682
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	575	560
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	240	231
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	62	60
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	35	34
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	31	30
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	9	9
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	12	12
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	601	594
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	176	169
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	140	138
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	492	486
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	60	59
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	75	76
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	874	865
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,496	1,567
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	242	233
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,546	3,414
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	959	923
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	937	900
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	4,727	4,549
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	2,653	2,548
Fannie Mae Pool #CA5575 4.00% 4/1/2050 (a)	18	18
Fannie Mae Pool #BP3259 3.00% 5/1/2050 (a)	18	16
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,180	1,044
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	379	329
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (a)	22	19
Fannie Mae Pool #FM6649 3.00% 7/1/2050 (a)	430	390
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	7,945	6,657
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	3,558	3,149
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (a)	1,931	1,606
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	4	4
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	444	406
Fannie Mae Pool #FM4591 2.50% 10/1/2050 (a)	15,067	13,114
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (a)	98	85
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (a)	32	27
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	35,025	30,827
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	56	49
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	12,205	10,278
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	839	703
Fannie Mae Pool #BQ9291 2.00% 12/1/2050 (a)	783	650
Fannie Mae Pool #FM5218 2.00% 12/1/2050 (a)	757	630
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (a)	284	236
Fannie Mae Pool #BQ4077 2.00% 12/1/2050 (a)	145	121
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	25,540	22,450
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	142	143
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (a)	1,440	1,198
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	739	618
Fannie Mae Pool #CA8517 2.00% 1/1/2051 (a)	48	40
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (a)	28,761	25,448
Fannie Mae Pool #FS2008 3.00% 1/1/2051 (a)	250	227

American Funds Mortgage Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	USD26,065	$21,948
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	873	725
Fannie Mae Pool #FM6112 2.50% 2/1/2051 (a)	25,751	22,588
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	24,158	21,326
Fannie Mae Pool #FM6128 2.50% 2/1/2051 (a)	413	359
Fannie Mae Pool #FM6558 2.00% 3/1/2051 (a)	3,835	3,181
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (a)	2,005	1,665
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (a)	501	416
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (a)	30	25
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (a)	3,280	2,855
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (a)	695	604
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,602	4,683
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (a)	1,426	1,183
Fannie Mae Pool #BR7124 2.00% 4/1/2051 (a)	974	808
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (a)	285	237
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (a)	149	123
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	40	33
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (a)	1,735	1,509
Fannie Mae Pool #BR8501 2.50% 4/1/2051 (a)	373	324
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	351	305
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	4,750	4,398
Fannie Mae Pool #FM7071 3.00% 4/1/2051 (a)	916	831
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (a)	5,896	4,892
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (a)	721	598
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (a)	120	100
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	23	20
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,302	3,782
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	4,279	3,714
Fannie Mae Pool #CB0455 2.50% 5/1/2051 (a)	693	606
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (a)	80	70
Fannie Mae Pool #CB0535 3.00% 5/1/2051 (a)	31	28
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (a)	6,729	5,582
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (a)	756	656
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	6,733	6,123
Fannie Mae Pool #CB0850 3.00% 6/1/2051 (a)	4,358	3,990
Fannie Mae Pool #BT1267 3.00% 6/1/2051 (a)	24	22
Fannie Mae Pool #CB0738 3.00% 6/1/2051 (a)	19	17
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (a)	23,497	19,675
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (a)	9,659	8,056
Fannie Mae Pool #FM7943 2.00% 7/1/2051 (a)	688	571
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,838	1,629
Fannie Mae Pool #FM8203 2.50% 7/1/2051 (a)	1,442	1,252
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	1,079	937
Fannie Mae Pool #FM9330 3.00% 7/1/2051 (a)	27,334	24,912
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (a)	4,806	4,375
Fannie Mae Pool #BT5004 3.00% 7/1/2051 (a)	286	260
Fannie Mae Pool #CB1373 2.00% 8/1/2051 (a)	912	757
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (a)	457	379
Fannie Mae Pool #FM8434 2.00% 8/1/2051 (a)	22	18
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	385	334
Fannie Mae Pool #FM8682 3.00% 8/1/2051 (a)	343	312
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (a)	1,412	1,172
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	31,833	27,923
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (a)	2,840	2,465
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (a)	874	760
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (a)	144	125
Fannie Mae Pool #FS5133 3.00% 9/1/2051 (a)	488	442
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (a)	97	80
Fannie Mae Pool #FM8827 2.00% 10/1/2051 (a)	63	52
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (a)	706	613
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	555	483
Fannie Mae Pool #CA9558 2.50% 10/1/2051 (a)	57	49
Fannie Mae Pool #FM8981 3.00% 10/1/2051 (a)	25,213	22,919
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,503	5,937
Fannie Mae Pool #CB1810 3.00% 10/1/2051 (a)	398	361
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	2,697	2,246

3	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (a)	USD1,986	$1,652
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	182	152
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (a)	14,515	12,597
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	9,844	8,741
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	4,601	4,103
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (a)	96	84
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (a)	8,523	7,737
Fannie Mae Pool #CB2096 3.00% 11/1/2051 (a)	1,002	908
Fannie Mae Pool #FS1069 2.00% 12/1/2051 (a)	1,982	1,644
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (a)	925	770
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (a)	368	305
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (a)	76	63
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	27,376	24,500
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (a)	6,837	5,934
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	5,063	4,506
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	5,008	4,424
Fannie Mae Pool #CB2400 2.50% 12/1/2051 (a)	853	742
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	6,804	6,299
Fannie Mae Pool #FM9921 3.00% 12/1/2051 (a)	3,854	3,490
Fannie Mae Pool #CB2431 3.00% 12/1/2051 (a)	974	882
Fannie Mae Pool #BU9528 3.50% 12/1/2051 (a)	28	27
Fannie Mae Pool #BQ7041 2.00% 1/1/2052 (a)	6,739	5,590
Fannie Mae Pool #BV0465 2.00% 1/1/2052 (a)	834	692
Fannie Mae Pool #FS0490 2.00% 1/1/2052 (a)	30	25
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	9,559	8,296
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (a)	2,223	1,930
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (a)	991	860
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	165	143
Fannie Mae Pool #CB2639 2.50% 1/1/2052 (a)	21	18
Fannie Mae Pool #BV0902 2.50% 1/1/2052 (a)	20	18
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	14,619	13,399
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (a)	9,404	8,521
Fannie Mae Pool #CB2667 3.00% 1/1/2052 (a)	2,644	2,395
Fannie Mae Pool #FS5127 3.00% 1/1/2052 (a)	387	350
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	30,282	25,128
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	9,082	7,537
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	7,569	6,327
Fannie Mae Pool #BT6597 2.00% 2/1/2052 (a)	2,620	2,173
Fannie Mae Pool #FS4251 2.00% 2/1/2052 (a)	1,983	1,672
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	1,995	1,660
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	1,427	1,184
Fannie Mae Pool #BT1897 2.00% 2/1/2052 (a)	887	736
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (a)	584	485
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	555	461
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	340	283
Fannie Mae Pool #BU7272 2.00% 2/1/2052 (a)	107	89
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (a)	35	29
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (a)	411	359
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	88	76
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	1,239	1,142
Fannie Mae Pool #BU1320 3.00% 2/1/2052 (a)	732	664
Fannie Mae Pool #CB2894 3.00% 2/1/2052 (a)	650	590
Fannie Mae Pool #BU1319 3.00% 2/1/2052 (a)	496	450
Fannie Mae Pool #BU8803 3.00% 2/1/2052 (a)	24	21
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (a)	2,798	2,327
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,613	1,339
Fannie Mae Pool #CB3095 2.00% 3/1/2052 (a)	1,427	1,184
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	801	666
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	787	654
Fannie Mae Pool #BT2052 2.00% 3/1/2052 (a)	159	132
Fannie Mae Pool #BV4246 2.00% 3/1/2052 (a)	31	26
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (a)	11,255	9,768
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (a)	1,267	1,155
Fannie Mae Pool #FA1161 3.00% 3/1/2052 (a)	757	686
Fannie Mae Pool #BU8882 4.00% 3/1/2052 (a)	3,988	3,897
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	22,816	18,974

American Funds Mortgage Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU8930 2.00% 4/1/2052 (a)	USD3,168	$2,634
Fannie Mae Pool #BV4658 2.00% 4/1/2052 (a)	179	149
Fannie Mae Pool #FS6892 2.00% 4/1/2052 (a)	59	49
Fannie Mae Pool #BV4651 2.00% 4/1/2052 (a)	30	25
Fannie Mae Pool #FA3738 2.50% 4/1/2052 (a)	20,137	17,513
Fannie Mae Pool #CB3260 2.50% 4/1/2052 (a)	788	687
Fannie Mae Pool #FS4712 2.50% 4/1/2052 (a)	490	425
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (a)	143	125
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (a)	87	76
Fannie Mae Pool #BQ7487 3.00% 4/1/2052 (a)	961	872
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (a)	447	405
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	4,475	4,375
Fannie Mae Pool #BU8948 4.00% 4/1/2052 (a)	36	35
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	4,457	3,717
Fannie Mae Pool #BV9643 2.00% 5/1/2052 (a)	2,005	1,665
Fannie Mae Pool #BT2353 2.00% 5/1/2052 (a)	105	87
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (a)	654	568
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (a)	168	146
Fannie Mae Pool #BV5578 3.00% 5/1/2052 (a)	8,753	7,940
Fannie Mae Pool #BV7243 3.00% 5/1/2052 (a)	3,433	3,115
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (a)	881	798
Fannie Mae Pool #CB3516 3.00% 5/1/2052 (a)	31	28
Fannie Mae Pool #CB3678 4.00% 5/1/2052 (a)	225	219
Fannie Mae Pool #FS6605 2.00% 6/1/2052 (a)	2,954	2,452
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (a)	1,003	832
Fannie Mae Pool #BV7784 2.00% 6/1/2052 (a)	57	47
Fannie Mae Pool #FS5035 2.50% 6/1/2052 (a)	952	827
Fannie Mae Pool #FS6633 3.00% 6/1/2052 (a)	595	539
Fannie Mae Pool #BV8865 3.00% 6/1/2052 (a)	120	109
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	9,252	9,027
Fannie Mae Pool #MA4750 2.00% 7/1/2052 (a)	672	559
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (a)	113,798	98,802
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (a)	102,878	89,286
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (a)	282	246
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (a)	25	21
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (a)	23	21
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (a)	351	358
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (a)	23	20
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (a)	27,158	24,604
Fannie Mae Pool #CB4357 3.00% 8/1/2052 (a)	984	891
Fannie Mae Pool #BW7756 3.00% 8/1/2052 (a)	23	21
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (a)	375	382
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	149	156
Fannie Mae Pool #BW1195 3.00% 9/1/2052 (a)	3,842	3,481
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (a)	539	489
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	748	729
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	460	450
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	267	260
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	9,072	9,221
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	4,462	3,714
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	2,899	2,959
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,670	2,727
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (a)	308	317
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (a)	139	144
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (a)	59	60
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	277	275
Fannie Mae Pool #FS3256 6.00% 11/1/2052 (a)	58	60
Fannie Mae Pool #BW1392 3.00% 12/1/2052 (a)	910	825
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	177	173
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	3,906	3,992
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	26,068	26,881
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	3,385	3,496
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	3,338	3,506
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	7,819	7,982
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (a)	640	653
Fannie Mae Pool #BX5097 5.50% 2/1/2053 (a)	564	575

5	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	USD7,955	$8,355
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	677	699
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	1,485	1,523
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	699	715
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	697	710
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	610	623
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	555	568
Fannie Mae Pool #BX9427 5.50% 3/1/2053 (a)	196	201
Fannie Mae Pool #MA4941 5.50% 3/1/2053 (a)	35	36
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	6,440	6,668
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	337	349
Fannie Mae Pool #BX8781 6.00% 3/1/2053 (a)	303	313
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	14,761	15,065
Fannie Mae Pool #BY2795 5.50% 4/1/2053 (a)	555	566
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	16,904	17,426
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (a)	192	200
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	44	45
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	14,074	14,899
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,412	4,673
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	3,978	4,029
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	3,436	3,463
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,019	5,122
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	100	102
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	21	21
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	25,182	26,062
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	196	204
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	2,882	2,861
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	80	81
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	36,706	37,458
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	4,447	4,526
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (a)	743	757
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	48,962	50,522
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	10,918	11,259
Fannie Mae Pool #FS4932 6.00% 6/1/2053 (a)	7,088	7,329
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	6,935	7,165
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	5,035	5,214
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	70	72
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	4,007	4,198
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	1,476	1,537
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	1,170	1,225
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	4,030	3,349
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	68	59
Fannie Mae Pool #MA5130 3.00% 7/1/2053 (a)	3,711	3,362
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (a)	180	170
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	717	723
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	33,691	34,365
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	32,333	33,420
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	142	147
Fannie Mae Pool #CB6766 6.50% 7/1/2053 (a)	23,242	24,545
Fannie Mae Pool #AS0745 3.50% 8/1/2053 (a)	339	321
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	2,923	3,006
Fannie Mae Pool #FS5769 6.00% 9/1/2053 (a)	12,272	12,705
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	3,650	3,763
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	221	228
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	17,056	17,562
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	3,179	3,311
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	1,630	1,697
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	15,727	16,035
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	285	291
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	7,852	8,059
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	3,788	3,907
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	2,728	2,811
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	4,351	4,540
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	2,328	2,445
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (a)	187	195
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	5,299	5,401

American Funds Mortgage Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	USD24,217	$24,945
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	6,104	6,284
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	3,528	3,723
Fannie Mae Pool #FS6880 6.00% 1/1/2054 (a)	8,303	8,562
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	3,358	3,458
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (a)	2,089	2,150
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	19,233	20,010
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	9,271	9,772
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	869	915
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	6,509	6,333
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	148	151
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	45,908	47,317
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	6,015	6,229
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	15,307	15,904
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	410	431
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (a)	388	407
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	22,680	23,263
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	10,373	10,614
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	6,773	6,895
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	11,640	12,010
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	7,932	8,170
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	3,053	3,187
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	2,720	2,871
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	26,608	27,136
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	22,425	23,001
Fannie Mae Pool #MA5331 5.50% 4/1/2054 (a)	717	730
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,134	1,187
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	853	876
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	13,558	13,798
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,024	1,054
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	20,939	21,825
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	6,043	6,242
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	1,777	1,829
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	1,533	1,587
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	1,097	1,127
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	22,519	23,557
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (a)	12,801	13,299
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	7,749	8,190
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	49	51
Fannie Mae Pool #DB5039 6.50% 6/1/2054 (a)	10	10
Fannie Mae Pool #CB8748 7.00% 6/1/2054 (a)	8,341	8,760
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	4,020	4,115
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	1,014	1,038
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	575	585
Fannie Mae Pool #MA5420 5.50% 7/1/2054 (a)	89	90
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	30,103	30,908
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	11,296	11,694
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	10,143	10,478
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,228	5,457
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	4,412	4,595
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	2,103	2,162
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (a)	1,624	1,668
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	1,298	1,340
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	898	923
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	669	687
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	34,351	35,934
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	17,362	18,285
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	9,908	10,335
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	9,357	9,825
Fannie Mae Pool #MA5422 6.50% 7/1/2054 (a)	8,626	8,962
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	5,208	5,484
Fannie Mae Pool #FS8786 6.50% 7/1/2054 (a)	1,803	1,895
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	241	244
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	15,198	15,606
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	6,516	6,693
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	4,799	4,998

7	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	USD2,784	$2,860
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	2,525	2,597
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	2,467	2,551
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	2,125	2,187
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	1,971	2,036
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	1,632	1,680
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	663	686
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	571	595
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	513	535
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	521	534
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	455	467
Fannie Mae Pool #DC1075 6.00% 8/1/2054 (a)	258	265
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	12,900	13,483
Fannie Mae Pool #FS8934 6.50% 8/1/2054 (a)	9,745	10,255
Fannie Mae Pool #FS8788 6.50% 8/1/2054 (a)	7,545	7,952
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	5,672	5,956
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (a)	1,142	1,186
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	10,528	10,718
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	8,519	8,668
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	8,142	8,376
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	6,973	7,180
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	6,098	6,239
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	34	34
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	3,005	3,105
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (a)	581	597
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (a)	354	363
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (a)	180	185
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	8	8
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (a)	3,561	3,700
Fannie Mae Pool #DC1613 5.50% 10/1/2054 (a)	3,837	3,902
Fannie Mae Pool #DC1777 5.50% 10/1/2054 (a)	2,400	2,461
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (a)	1,664	1,702
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	7,092	7,320
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (a)	6,883	7,068
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	3,554	3,729
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	8,949	9,004
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	5,780	5,908
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	2,443	2,486
Fannie Mae Pool #DC5696 6.00% 11/1/2054 (a)	22,043	22,625
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	17,644	18,240
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (a)	333	341
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (a)	120	123
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	5,589	5,650
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	— (b)	— (b)
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	6,984	7,138
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	4,882	4,990
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (a)	51,916	53,285
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	1,328	1,363
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	1,310	1,345
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (a)	685	703
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (a)	15,657	16,266
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	9,672	9,778
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (a)	21,283	21,844
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	1,292	1,326
Fannie Mae Pool #FP0137 6.50% 1/1/2055 (a)	123	128
Fannie Mae Pool #DD1917 7.00% 1/1/2055 (a)	5,484	5,767
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	66,482	67,630
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	79,091	81,202
Fannie Mae Pool #FA0643 6.50% 2/1/2055 (a)	6,881	7,191
Fannie Mae Pool #MA5631 6.50% 2/1/2055 (a)	140	145
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	18,376	18,867
Fannie Mae Pool #DD3786 6.00% 3/1/2055 (a)	919	944
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (a)	398	408
Fannie Mae Pool #190445 6.50% 3/1/2055 (a)	108,874	113,109
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (a)	8,851	9,208
Fannie Mae Pool #MA5673 5.50% 4/1/2055 (a)	1,145	1,165

American Funds Mortgage Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	USD72,788	$74,709
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (a)	267	275
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (a)	267	274
Fannie Mae Pool #DD6277 7.00% 4/1/2055 (a)	989	1,044
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (a)	128	135
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	6,627	6,666
Fannie Mae Pool #DD7817 5.50% 5/1/2055 (a)	2,543	2,586
Fannie Mae Pool #MA5700 5.50% 5/1/2055 (a)	194	198
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	144,696	148,514
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (a)	7,434	7,645
Fannie Mae Pool #DD9150 6.00% 5/1/2055 (a)	437	449
Fannie Mae Pool #DD8411 7.00% 5/1/2055 (a)	1,750	1,840
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	3,372	3,392
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	72,295	73,533
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (a)	14,835	15,412
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (a)	4,978	5,228
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (a)	2,630	2,700
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (a)	496	510
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (a)	70,141	72,912
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (a)	3,000	3,151
Fannie Mae Pool #BV6163 3.50% 8/1/2055 (a)	693	654
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (a)	30,196	30,713
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (a)	4,628	4,758
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (a)	11,850	12,163
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (a)	1,311	1,368
Fannie Mae Pool #MA5846 7.00% 8/1/2055 (a)	2,696	2,752
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (a)	4,337	4,410
Fannie Mae Pool #MA5823 6.00% 9/1/2055 (a)	197	202
Fannie Mae Pool #MA5853 5.50% 10/1/2055 (a)	2,889	2,938
Fannie Mae Pool #DF2564 5.50% 12/1/2055 (a)	2,727	2,773
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	16,607	16,205
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	2,672	2,503
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	44,792	41,965
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	1,752	1,641
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	1,118	1,047
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,365	1,217
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	22,078	18,686
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	3,507	3,474
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	17,167	15,199
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	106,346	98,709
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	5,417	5,028
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	6,810	6,550
FARM Mortgage Trust, Series 2024-1, Class A, 4.676% 10/1/2053 (a)(c)(d)	16,283	15,976
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (a)(c)(d)	7,730	7,893
Freddie Mac Pool #ZA1944 6.50% 6/1/2026 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2045 6.50% 1/1/2028 (a)	2	2
Freddie Mac Pool #ZA2066 6.50% 3/1/2028 (a)	5	5
Freddie Mac Pool #ZA2096 6.50% 11/1/2028 (a)	— (b)	— (b)
Freddie Mac Pool #ZS8675 2.50% 11/1/2032 (a)	4	4
Freddie Mac Pool #C91593 2.50% 12/1/2032 (a)	18	17
Freddie Mac Pool #ZS0839 6.50% 12/1/2032 (a)	4	4
Freddie Mac Pool #ZS8087 2.50% 4/1/2033 (a)	13	12
Freddie Mac Pool #C91720 2.50% 8/1/2033 (a)	36	34
Freddie Mac Pool #ZS8710 3.00% 8/1/2033 (a)	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #ZS4189 6.50% 6/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #K93558 4.00% 5/1/2036 (a)	334	332
Freddie Mac Pool #C91877 4.00% 5/1/2036 (a)	230	230
Freddie Mac Pool #C91899 4.00% 9/1/2036 (a)	386	386
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	1,986	1,895
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	151	144
Freddie Mac Pool #G03699 6.00% 1/1/2038 (a)	39	42
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	108,972	94,459
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	21,631	19,891
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,732	1,534
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	22,342	19,733

9	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	USD6,829	$6,023
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	14,713	13,004
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	2,095	1,851
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	7	7
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	120	117
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	315	306
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	124	120
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,227	1,187
Freddie Mac Pool #ZS4616 2.50% 5/1/2045 (a)	99	89
Freddie Mac Pool #760014 4.632% 8/1/2045 (a)(d)	758	765
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	3,635	3,522
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,365	1,315
Freddie Mac Pool #ZM1663 2.50% 9/1/2046 (a)	11	9
Freddie Mac Pool #T65389 3.50% 9/1/2046 (a)	38	36
Freddie Mac Pool #ZM1953 2.50% 10/1/2046 (a)	28	25
Freddie Mac Pool #ZM2569 2.50% 1/1/2047 (a)	37	33
Freddie Mac Pool #Q45650 3.50% 1/1/2047 (a)	5,355	5,196
Freddie Mac Pool #ZS4711 2.50% 2/1/2047 (a)	47	42
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	236	224
Freddie Mac Pool #ZA4953 2.50% 7/1/2047 (a)	10	9
Freddie Mac Pool #T65448 4.00% 9/1/2047 (a)	583	566
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	237	225
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	647	622
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	412	396
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	222	213
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	215	206
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	184	177
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	130	125
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	99	95
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	94	90
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	65	63
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	60	58
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	10,312	10,172
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	54	52
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	124	123
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	101	100
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	59	59
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	119	115
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	71	68
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	52	50
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	512	506
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	83	83
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	917	924
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	431	435
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	290	292
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,128	4,165
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,382	1,327
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (a)	6,526	6,249
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	208	200
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,348	3,222
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,214	3,093
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	2,441	2,263
Freddie Mac Pool #RA1996 3.50% 1/1/2050 (a)	3,147	3,004
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	9,687	8,955
Freddie Mac Pool #QA7102 3.00% 2/1/2050 (a)	930	844
Freddie Mac Pool #RA2797 3.00% 6/1/2050 (a)	138	125
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	432	395
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	41,571	34,914
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (a)	43,390	36,521
Freddie Mac Pool #RA3808 2.00% 10/1/2050 (a)	66	55
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	33,584	28,113
Freddie Mac Pool #QB5019 2.00% 11/1/2050 (a)	2,705	2,255
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (a)	952	792
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (a)	280	232
Freddie Mac Pool #QB5949 2.00% 11/1/2050 (a)	49	41
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (a)	1,410	1,173

American Funds Mortgage Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QB6228 2.00% 12/1/2050 (a)	USD971	$805
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (a)	111	92
Freddie Mac Pool #QB7148 2.00% 12/1/2050 (a)	36	30
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	23,035	19,383
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (a)	1,925	1,602
Freddie Mac Pool #QB7817 2.00% 1/1/2051 (a)	992	823
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (a)	728	604
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (a)	227	189
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (a)	147	122
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	137	115
Freddie Mac Pool #QB8972 2.00% 2/1/2051 (a)	138	114
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	228	191
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (a)	203	169
Freddie Mac Pool #QC0203 2.00% 3/1/2051 (a)	31	26
Freddie Mac Pool #QB9836 2.50% 3/1/2051 (a)	866	758
Freddie Mac Pool #SD0934 2.00% 4/1/2051 (a)	487	406
Freddie Mac Pool #QC0619 2.00% 4/1/2051 (a)	100	83
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (a)	10,944	9,498
Freddie Mac Pool #SD0571 2.50% 4/1/2051 (a)	966	839
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	23,839	20,038
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (a)	9,700	8,048
Freddie Mac Pool #RA5204 2.00% 5/1/2051 (a)	936	776
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (a)	846	702
Freddie Mac Pool #QC2062 2.00% 5/1/2051 (a)	41	34
Freddie Mac Pool #QC1665 2.00% 5/1/2051 (a)	34	28
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,201	3,693
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (a)	220	191
Freddie Mac Pool #QC2537 2.00% 6/1/2051 (a)	3,916	3,249
Freddie Mac Pool #QC3259 2.00% 6/1/2051 (a)	1,071	888
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (a)	8,960	7,793
Freddie Mac Pool #RA5391 3.00% 6/1/2051 (a)	3,509	3,178
Freddie Mac Pool #QC4911 2.00% 7/1/2051 (a)	1,486	1,233
Freddie Mac Pool #QC4418 2.00% 7/1/2051 (a)	82	68
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (a)	3,034	2,633
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	18,815	17,354
Freddie Mac Pool #QC4360 3.00% 7/1/2051 (a)	895	812
Freddie Mac Pool #RA5550 3.00% 7/1/2051 (a)	276	250
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (a)	607	527
Freddie Mac Pool #QC5631 3.00% 8/1/2051 (a)	3,407	3,090
Freddie Mac Pool #QC5996 3.00% 8/1/2051 (a)	764	693
Freddie Mac Pool #QC9779 2.00% 9/1/2051 (a)	1,130	937
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (a)	11,336	9,838
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	3,805	3,378
Freddie Mac Pool #QC6921 2.50% 9/1/2051 (a)	806	699
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	9,829	8,975
Freddie Mac Pool #QC7486 3.00% 9/1/2051 (a)	932	844
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (a)	218	197
Freddie Mac Pool #QD0086 2.00% 10/1/2051 (a)	892	740
Freddie Mac Pool #QC8499 2.00% 10/1/2051 (a)	89	74
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (a)	2,882	2,501
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (a)	935	811
Freddie Mac Pool #QC8778 2.50% 10/1/2051 (a)	242	210
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	13,669	12,476
Freddie Mac Pool #RA6012 3.00% 10/1/2051 (a)	417	377
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (a)	2,975	2,823
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	5,694	4,752
Freddie Mac Pool #QD1457 2.00% 11/1/2051 (a)	1,595	1,323
Freddie Mac Pool #QD0195 2.00% 11/1/2051 (a)	1,194	990
Freddie Mac Pool #RA6237 2.00% 11/1/2051 (a)	1,162	964
Freddie Mac Pool #QD3173 2.00% 11/1/2051 (a)	143	119
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	7,617	6,751
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	5,084	4,506
Freddie Mac Pool #RA6231 2.50% 11/1/2051 (a)	865	750
Freddie Mac Pool #QD0162 2.50% 11/1/2051 (a)	159	138
Freddie Mac Pool #QD0682 3.00% 11/1/2051 (a)	955	866
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	774	645

11	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QD2437 2.00% 12/1/2051 (a)	USD775	$644
Freddie Mac Pool #QD3473 2.00% 12/1/2051 (a)	143	119
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (a)	18,996	16,486
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (a)	3,314	2,883
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (a)	329	286
Freddie Mac Pool #RA6493 2.50% 12/1/2051 (a)	221	191
Freddie Mac Pool #RA6428 3.00% 12/1/2051 (a)	667	604
Freddie Mac Pool #QD2929 4.00% 12/1/2051 (a)	572	558
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (a)	8,278	6,868
Freddie Mac Pool #QD7144 2.00% 1/1/2052 (a)	1,120	930
Freddie Mac Pool #QD3751 2.00% 1/1/2052 (a)	710	589
Freddie Mac Pool #QD4465 2.00% 1/1/2052 (a)	499	414
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (a)	293	243
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (a)	251	208
Freddie Mac Pool #QD5262 2.00% 1/1/2052 (a)	229	190
Freddie Mac Pool #QD6009 2.00% 1/1/2052 (a)	38	32
Freddie Mac Pool #SD0838 2.00% 1/1/2052 (a)	30	25
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	700	609
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (a)	276	250
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (a)	11,598	9,622
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,408	1,169
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	812	674
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (a)	769	638
Freddie Mac Pool #QD6549 2.00% 2/1/2052 (a)	712	591
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	267	222
Freddie Mac Pool #SD3445 2.00% 2/1/2052 (a)	48	40
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (a)	46	38
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (a)	2,164	1,959
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	22,177	21,184
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	311	295
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (a)	29,467	24,537
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (a)	12,146	10,088
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,755	1,458
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (a)	327	271
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	165	137
Freddie Mac Pool #QE3078 2.00% 3/1/2052 (a)	56	46
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	5,981	5,501
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,614	1,342
Freddie Mac Pool #SD8211 2.00% 5/1/2052 (a)	24	20
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (a)	83	73
Freddie Mac Pool #QE1863 2.50% 5/1/2052 (a)	18	16
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	85,178	77,254
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	1,878	1,563
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	53,343	48,380
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (a)	8,039	7,281
Freddie Mac Pool #QE5610 3.50% 6/1/2052 (a)	357	337
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	10,932	10,863
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (a)	106,700	92,603
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (a)	28,045	24,382
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (a)	94	81
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	53,632	48,635
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (a)	27	26
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (a)	2,187	1,815
Freddie Mac Pool #SD7235 3.00% 8/1/2052 (a)	693	628
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	188	173
Freddie Mac Pool #QE7537 4.50% 8/1/2052 (a)	8,289	8,244
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	9,809	8,895
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	2,403	2,434
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	392	399
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (a)	576	501
Freddie Mac Pool #QF1771 3.00% 10/1/2052 (a)	3,640	3,298
Freddie Mac Pool #QF2029 3.00% 10/1/2052 (a)	2,399	2,175
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	120	117
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	8,653	8,875
Freddie Mac Pool #QF2363 4.50% 11/1/2052 (a)	34,515	34,261
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	32,657	32,887

American Funds Mortgage Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	USD12,511	$12,767
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	16	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,518	2,281
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (a)	95	83
Freddie Mac Pool #RA8517 3.00% 1/1/2053 (a)	10	9
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	518	523
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (a)	616	628
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	138,116	142,759
Freddie Mac Pool #SD2601 2.50% 2/1/2053 (a)	279	243
Freddie Mac Pool #SD8295 3.00% 2/1/2053 (a)	3,834	3,474
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	807	823
Freddie Mac Pool #QF8686 5.50% 2/1/2053 (a)	381	390
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	2,224	2,298
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	3,099	3,161
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (a)	425	432
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,038	6,118
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	1,454	1,468
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	6,541	6,675
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	745	759
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	1,331	1,345
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	16,192	16,520
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	1,218	1,239
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	580	594
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	453	462
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	16,718	17,273
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	4,114	4,252
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (a)	192	200
Freddie Mac Pool #QG1921 6.50% 5/1/2053 (a)	153	160
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	73	74
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	32,992	33,660
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	25,527	26,364
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	4,231	4,414
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	3,807	3,934
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	2,482	2,570
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,146	2,251
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	1,537	1,588
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	788	824
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	705	739
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	681	721
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	667	708
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	453	481
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	389	412
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	236	246
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	220	235
Freddie Mac Pool #QG9049 3.00% 7/1/2053 (a)	772	700
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	39	39
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	115,448	117,803
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	3,832	3,912
Freddie Mac Pool #QG7363 6.00% 7/1/2053 (a)	12,122	12,530
Freddie Mac Pool #SD3553 6.00% 7/1/2053 (a)	3,744	3,870
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	1,339	1,401
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	1,048	1,082
Freddie Mac Pool #SD8359 3.50% 8/1/2053 (a)	893	843
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	11,665	12,069
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	5,233	5,394
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	452	466
Freddie Mac Pool #QG9115 6.50% 8/1/2053 (a)	77	82
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	109	111
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	32,924	33,978
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	9,751	10,189
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	825	851
Freddie Mac Pool #SL0419 3.00% 10/1/2053 (a)	8,571	7,773
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (a)	8,169	7,409
Freddie Mac Pool #SL2623 3.00% 10/1/2053 (a)	92	83
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	24,668	25,151
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	22,043	22,758

13	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	USD21,176	$21,798
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)	33,222	33,533
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	43,062	44,263
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	3,314	3,453
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (a)	1,024	1,065
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	2,373	2,447
Freddie Mac Pool #SD8385 6.50% 12/1/2053 (a)	2,958	3,075
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	3,079	2,555
Freddie Mac Pool #QH8513 2.00% 1/1/2054 (a)	320	265
Freddie Mac Pool #QH8426 3.50% 1/1/2054 (a)	346	327
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (a)	612	629
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	3,835	3,995
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	864	901
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	454	478
Freddie Mac Pool #QH7865 6.50% 1/1/2054 (a)	48	50
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	1,353	1,378
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	14,624	15,245
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,127	4,251
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	2,847	2,926
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	39,783	41,628
Freddie Mac Pool #SL2362 6.50% 2/1/2054 (a)	6,907	7,283
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	6,186	6,442
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	16,388	16,679
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	10,682	10,938
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	1,749	1,804
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	90	93
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	5,083	5,214
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	959	977
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	11,348	11,731
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	1,568	1,621
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	731	763
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	3,855	4,070
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (a)	1,475	1,552
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	5,387	5,483
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	16,494	17,014
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,005	1,049
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	244	251
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	36,926	38,627
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	1,731	1,750
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	5,938	6,071
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	1,226	1,262
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	346	353
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	21,894	22,684
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	7,111	7,349
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	5,070	5,290
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	29	30
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	41,251	43,190
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	15,878	16,609
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,098	4,316
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	1,384	1,463
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	1,312	1,365
Freddie Mac Pool #SD5619 7.00% 6/1/2054 (a)	15	16
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	16,369	16,656
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	2,091	2,140
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	271	278
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	17,404	18,026
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	15,691	16,419
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	7,810	8,039
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	5,597	5,748
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	4,758	4,904
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	4,356	4,499
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	1,420	1,462
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,242	1,279
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (a)	34,818	36,193
Freddie Mac Pool #QI8876 6.50% 7/1/2054 (a)	26,511	27,733
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	14,058	14,626

American Funds Mortgage Fund	14

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	USD5,812	$6,103
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	5,545	5,834
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	3,489	3,532
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	2,425	2,454
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	2,282	2,299
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	5,632	5,740
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	3,399	3,467
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,268	3,341
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,075	3,154
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	587	601
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	20,750	21,349
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	11,263	11,594
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	10,310	10,585
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	4,190	4,374
Freddie Mac Pool #SD6045 6.00% 8/1/2054 (a)	3,560	3,717
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	2,960	3,058
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (a)	190	195
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (a)	32,022	33,267
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	20,170	21,100
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	8,263	8,643
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	7,621	7,959
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	4,026	4,198
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,036	3,201
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	1,988	2,087
Freddie Mac Pool #QJ5645 7.00% 8/1/2054 (a)	663	696
Freddie Mac Pool #QJ4825 5.00% 9/1/2054 (a)	3,198	3,216
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	6,463	6,587
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	2,713	2,797
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	2,463	2,518
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	733	754
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	68	69
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	10,205	10,536
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (a)	6,115	6,281
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	5,320	5,496
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	5,105	5,329
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	5,051	5,275
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	3,082	3,172
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	16,201	16,870
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (a)	13,066	13,575
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	11,282	11,765
Freddie Mac Pool #SL2445 6.50% 9/1/2054 (a)	7,463	7,791
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	4,909	5,122
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	4,746	4,947
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (a)	3,461	3,596
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,183	3,332
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	2,580	2,722
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,489	2,618
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,272	1,326
Freddie Mac Pool #QJ6339 3.50% 10/1/2054 (a)	34	32
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	52	53
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	17,283	17,673
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	4,926	5,012
Freddie Mac Pool #SD6911 6.50% 10/1/2054 (a)	44,911	47,400
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	3,363	3,502
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,557	4,512
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	12,246	12,325
Freddie Mac Pool #QJ7708 5.00% 11/1/2054 (a)	855	862
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	20,529	20,900
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	14,218	14,464
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	1,267	1,302
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (a)	119	122
Freddie Mac Pool #QJ8303 6.00% 11/1/2054 (a)	52	54
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	27,827	28,162
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	21,046	21,277
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	8,300	8,352
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	4,858	4,912

15	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	USD1,610	$1,628
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	911	916
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	269	274
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (a)	6,076	6,239
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (a)	3,763	3,863
Freddie Mac Pool #QX0384 6.00% 12/1/2054 (a)	1,934	1,995
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	2,889	2,938
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (a)	101,458	104,136
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	67,847	69,644
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (a)	45,701	46,921
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (a)	5,227	5,490
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (a)	506	532
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	3,636	3,608
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	87,185	89,486
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	5,614	5,822
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (a)	119	123
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (a)	1,468	1,525
Freddie Mac Pool #SI2123 6.50% 2/1/2055 (a)	280	291
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	185	193
Freddie Mac Pool #SL1494 7.00% 2/1/2055 (a)	424	446
Freddie Mac Pool #SD8520 3.50% 3/1/2055 (a)	894	844
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	38	38
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	7,863	8,071
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (a)	35,754	37,145
Freddie Mac Pool #SL0673 6.50% 3/1/2055 (a)	26,238	27,634
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (a)	527	550
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	3,162	3,181
Freddie Mac Pool #SD8524 5.50% 4/1/2055 (a)	96	98
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (a)	37,150	38,133
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	2,352	2,415
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (a)	1,245	1,278
Freddie Mac Pool #QY0775 6.00% 4/1/2055 (a)	822	846
Freddie Mac Pool #QY2226 6.00% 4/1/2055 (a)	818	842
Freddie Mac Pool #SD8526 6.50% 4/1/2055 (a)	10,364	10,767
Freddie Mac Pool #QY1898 7.00% 4/1/2055 (a)	688	728
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	6,100	6,135
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	39,527	40,208
Freddie Mac Pool #QY3029 5.50% 5/1/2055 (a)	1,425	1,450
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (a)	115,422	118,468
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (a)	1,199	1,231
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (a)	1,155	1,186
Freddie Mac Pool #QY3404 6.00% 5/1/2055 (a)	335	344
Freddie Mac Pool #QY2990 6.00% 5/1/2055 (a)	135	138
Freddie Mac Pool #SL1315 6.50% 5/1/2055 (a)	6,711	6,976
Freddie Mac Pool #QY2235 7.00% 5/1/2055 (a)	998	1,050
Freddie Mac Pool #QY8196 3.50% 6/1/2055 (a)	735	694
Freddie Mac Pool #RQ0017 3.50% 6/1/2055 (a)	121	114
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	3,600	3,621
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (a)	90,973	94,512
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (a)	49,395	50,241
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (a)	363,711	373,308
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (a)	6,108	6,272
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (a)	1,400	1,438
Freddie Mac Pool #QY7743 6.00% 7/1/2055 (a)	409	420
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (a)	45,307	47,070
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (a)	35,288	36,697
Freddie Mac Pool #RQ0030 7.00% 7/1/2055 (a)	532	559
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (a)	2,858	2,933
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (a)	2,533	2,576
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (a)	1,291	1,325
Freddie Mac Pool #SL2781 6.50% 9/1/2055 (a)	16,822	17,705
Freddie Mac Pool #SL2647 6.50% 9/1/2055 (a)	10,440	10,998
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (a)	3,647	3,836
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (a)	943	959
Freddie Mac Pool #RQ0059 7.00% 10/1/2055 (a)	2,525	2,656
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (a)	1,635	1,543

American Funds Mortgage Fund	16

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	USD24,000	$24,521
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)	1,966	1,883
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	3,655	3,301
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(d)	7,436	7,176
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	552	508
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	2,355	2,242
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(d)	2,262	2,165
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	3,410	3,038
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)(d)	729	720
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	1,155	1,068
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	413	407
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (a)	969	894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	591	548
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	55,272	50,381
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	3,388	3,340
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-2, Class AC, 2.00% 9/25/2030 (a)	26,079	24,256
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	24,642	22,748
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2021-1, Class AC, 2.25% 5/26/2031 (a)	24,829	23,310
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	21,276	19,575
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	20,955	20,564
Government National Mortgage Assn. 2.00% 3/1/2056 (a)(e)	40,295	34,150
Government National Mortgage Assn. 4.50% 3/1/2056 (a)(e)	9,000	8,897
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032 (a)	165	165
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032 (a)	199	198
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032 (a)	131	134
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034 (a)	428	429
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034 (a)	411	406
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035 (a)	639	622
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035 (a)	634	616
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035 (a)	945	917
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035 (a)	73	73
Government National Mortgage Assn. Pool #AH5911 3.25% 8/20/2035 (a)	1,307	1,269
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037 (a)	223	218
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038 (a)	114	118
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	723	766
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040 (a)	472	443
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	720	748
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040 (a)	279	262
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040 (a)	419	393
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041 (a)	310	310
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	557	572
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041 (a)	181	180
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041 (a)	367	374
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	40	41
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041 (a)	393	377
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041 (a)	94	95
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041 (a)	737	755
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041 (a)	389	387
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	411	412
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042 (a)	187	172
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042 (a)	150	138
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042 (a)	391	392
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042 (a)	268	263
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042 (a)	137	132
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042 (a)	411	405
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042 (a)	102	100
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042 (a)	284	274
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042 (a)	203	186
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042 (a)	173	159
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043 (a)	246	233
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043 (a)	341	332
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043 (a)	613	578
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044 (a)	766	731
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044 (a)	404	398
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046 (a)	841	815
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	2,660	2,612

17	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	USD214	$215
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	6	6
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050 (a)	43	38
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	7,059	5,987
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	4,870	4,291
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	84,941	72,087
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (a)	68,622	58,194
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	53,132	46,441
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	5,846	5,122
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051 (a)	71,316	62,268
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	5,519	4,816
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	2,524	2,230
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	1,958	1,716
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	12,400	10,958
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	8,052	7,115
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	7,313	6,471
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	4,708	4,161
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (a)	4,535	4,165
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	3,679	3,251
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,443	3,163
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	19,768	18,808
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	7,569	7,365
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	5,544	5,383
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	3,536	3,434
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	16,273	16,179
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,669	1,614
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (a)	2,457	2,497
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (a)	1,585	1,608
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (a)	9,586	9,721
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (a)	8,341	8,458
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062 (a)	1	1
Government National Mortgage Assn. Pool #AQ8290 4.887% 2/20/2066 (a)	1	1
Government National Mortgage Assn. Pool #AQ8292 5.197% 2/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	7,629	5,785
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.48% 5/20/2066 (a)(d)	2,052	22
Uniform Mortgage-Backed Security 2.50% 3/1/2041 (a)(e)	5,681	5,418
Uniform Mortgage-Backed Security 4.00% 3/1/2041 (a)(e)	6,857	6,800
Uniform Mortgage-Backed Security 2.50% 4/1/2041 (a)(e)	6,469	6,172
Uniform Mortgage-Backed Security 4.00% 4/1/2041 (a)(e)	4,143	4,104
Uniform Mortgage-Backed Security 2.00% 3/1/2056 (a)(e)	8,762	7,261
Uniform Mortgage-Backed Security 2.50% 3/1/2056 (a)(e)	122,604	106,249
Uniform Mortgage-Backed Security 3.00% 3/1/2056 (a)(e)	21,779	19,699
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (a)(e)	46,099	43,449
Uniform Mortgage-Backed Security 5.00% 3/1/2056 (a)(e)	50,000	50,236
Uniform Mortgage-Backed Security 5.50% 3/1/2056 (a)(e)	33,442	33,984
Uniform Mortgage-Backed Security 6.00% 3/1/2056 (a)(e)	376,393	386,121
Uniform Mortgage-Backed Security 6.50% 3/1/2056 (a)(e)	38,644	40,143
Uniform Mortgage-Backed Security 7.00% 3/1/2056 (a)(e)	57,735	60,651
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (a)(e)	147,724	122,419
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (a)(e)	42,347	38,284
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (a)(e)	25,746	24,951
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (a)(e)	34,521	33,428
		9,087,663

Commercial mortgage-backed securities 0.64%
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(d)	31,782	32,779
Extended Stay America Trust, Series 2026-ESH2, Class A, (1-month USD CME Term SOFR + 1.20%) 4.86% 2/15/2043 (a)(c)(d)	15,000	15,024
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.505% 11/15/2038 (a)(c)(d)	15,124	15,125
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.66% 1/15/2039 (a)(c)(d)	21,530	21,535
		84,463

American Funds Mortgage Fund	18

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)

Collateralized mortgage-backed obligations (privately originated) 0.29%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(d)	USD28	$28
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(d)	12,621	12,216
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(d)	703	654
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(c)	2,921	2,932
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(d)	12,461	12,698
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(d)	7,761	7,932
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(d)	2,188	2,169
		38,629
Total mortgage-backed obligations		9,210,755
U.S. Treasury bonds & notes 7.91%
U.S. Treasury 7.91%
U.S. Treasury 4.50% 3/31/2026	20,000	20,013
U.S. Treasury 4.375% 7/31/2026	37,000	37,112
U.S. Treasury 0.875% 9/30/2026	400	394
U.S. Treasury 3.50% 9/30/2026	44,000	43,967
U.S. Treasury 4.125% 1/31/2027	27,000	27,141
U.S. Treasury 3.75% 6/30/2027	28,376	28,483
U.S. Treasury 3.50% 10/31/2027	110,000	110,134
U.S. Treasury 3.875% 12/31/2027	45,041	45,414
U.S. Treasury 1.25% 5/31/2028	3,800	3,626
U.S. Treasury 1.25% 6/30/2028	19,000	18,101
U.S. Treasury 4.125% 7/31/2028	118,000	120,042
U.S. Treasury 1.75% 1/31/2029	10,000	9,548
U.S. Treasury 4.50% 5/31/2029 (f)	136,000	140,533
U.S. Treasury 3.625% 12/31/2030	15,047	15,119
U.S. Treasury 4.125% 10/31/2031	5,184	5,322
U.S. Treasury 4.375% 1/31/2032	11,000	11,438
U.S. Treasury 1.875% 2/15/2032	10,000	9,064
U.S. Treasury 2.875% 5/15/2032	5,822	5,570
U.S. Treasury 4.00% 6/30/2032	30,000	30,570
U.S. Treasury 3.875% 12/31/2032 (f)	122,000	123,206
U.S. Treasury 4.00% 11/15/2035	9,233	9,269
U.S. Treasury 1.375% 11/15/2040	3,168	2,129
U.S. Treasury 1.875% 2/15/2041	18,333	13,242
U.S. Treasury 3.25% 5/15/2042	8,193	7,046
U.S. Treasury 1.875% 2/15/2051	11,600	6,772
U.S. Treasury 2.00% 8/15/2051	11,000	6,583
U.S. Treasury 4.625% 2/15/2055	45,000	44,887
U.S. Treasury 4.75% 8/15/2055	63,000	64,171
U.S. Treasury 4.625% 11/15/2055 (f)	79,000	78,889
Total U.S. Treasury bonds & notes		1,037,785
Asset-backed obligations 1.34%
Other asset-backed securities 0.40%
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (a)(c)	12,612	12,714
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(c)	4,945	4,233
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(c)	2,187	1,801
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(c)	9,348	7,716
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (a)(c)	9,958	9,977
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(c)	12,130	10,318
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(c)	6,442	6,468
		53,227

Auto loan 0.40%
AutoNation Finance Trust, Series 2026-1A, Class A2, 3.95% 1/11/2029 (a)(c)	9,862	9,875
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (a)	4,684	4,686
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (a)	3,194	3,200
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	163	163
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)	2,208	2,210
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (a)	7,367	7,370

19	American Funds Mortgage Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(c)		USD22,413	$23,227
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(c)		1,220	1,222
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		19	19
			51,972

Collateralized loan obligations 0.31%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (a)(c)(d)		2,399	2,400
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (a)(c)(d)		15,000	15,008
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (a)(c)(d)		11,856	11,868
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (a)(c)(d)		8,000	8,017
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (a)(c)(d)		3,000	3,003
			40,296

Student loan 0.17%
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(c)		3,239	3,075
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(c)		2,389	2,287
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(c)		11,176	10,630
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.522% 4/20/2062 (a)(c)(d)		5,889	5,878
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(c)		981	908
			22,778

Credit card 0.06%
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		7,488	7,534
Total asset-backed obligations			175,807
Total bonds, notes & other debt instruments (cost: $10,342,056,000)			10,424,347
Short-term securities 27.31%		Shares
Money market investments 3.92%
Capital Group Central Cash Fund 3.65% (g)(h)		5,140,697	514,070
	Weighted average yield at acquisition	Principal amount (000)
Federal agency bills & notes 23.39%
Federal Farm Credit Banks 3/4/2026	3.508%	USD70,000	69,986
Federal Home Loan Bank 3/4/2026	3.549	450,000	449,912
Federal Home Loan Bank 3/11/2026	3.689	67,000	66,941
Federal Home Loan Bank 3/13/2026	3.680	150,000	149,840
Federal Home Loan Bank 4/8/2026	3.506	300,000	298,886
Federal Home Loan Bank 4/14/2026	3.547	172,000	171,258
Federal Home Loan Bank 4/15/2026	3.429	125,000	124,449
Federal Home Loan Bank 4/17/2026	3.535	125,000	124,424
Federal Home Loan Bank 4/22/2026	3.565	50,000	49,745
Federal Home Loan Bank 4/27/2026	3.520	250,000	248,598
Federal Home Loan Bank 4/29/2026	3.566	350,000	347,978
Federal Home Loan Bank 5/4/2026	3.526	350,000	347,803
Federal Home Loan Bank 5/6/2026	3.571	75,000	74,514
Federal Home Loan Bank 5/15/2026	3.570	75,000	74,447

American Funds Mortgage Fund	20

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal agency bills & notes (continued)
Federal Home Loan Bank 5/20/2026	3.568%	USD64,000	$63,496
Federal Home Loan Bank 5/22/2026	3.562	250,000	247,981
Federal Home Loan Bank 6/18/2026	3.545	160,000	158,278
Total short-term securities (cost: $3,582,330,000)			3,582,606
Total investment securities 106.76% (cost: $13,924,386,000)			14,006,953
Other assets less liabilities (6.76)%			(886,896)
Net assets 100.00%			$13,120,057
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2026 (000)
30 Day Federal Funds Futures	Long	228	3/2/2026	USD91,549	$(53)
2 Year U.S. Treasury Note Futures	Long	28,304	7/6/2026	5,923,275	9,150
5 Year U.S. Treasury Note Futures	Long	20,056	7/6/2026	2,208,981	10,462
10 Year Ultra U.S. Treasury Note Futures	Long	3,819	6/30/2026	445,809	2,371
10 Year U.S. Treasury Note Futures	Short	853	6/30/2026	(97,082)	(294)
20 Year U.S. Treasury Bond Futures	Long	1,448	6/30/2026	171,543	1,315
30 Year Ultra U.S. Treasury Bond Futures	Long	3,040	6/30/2026	369,645	4,355
					$27,306
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 2/28/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6038%	Annual	1/8/2034	USD46,550	$(637)	$—	$(637)
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	7,446	—	7,446
						$6,809	$—	$6,809
Investments in affiliates (h)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Short-term securities 3.92%
Money market investments 3.92%
Capital Group Central Cash Fund 3.65% (g)	$1,015,625	$5,644,962	$6,146,573	$202	$(146)	$514,070	$19,046

21	American Funds Mortgage Fund

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $297,749,000, which represented
2.27% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Represents securities transacted on a TBA basis.
(f)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $99,255,000, which represented 0.76% of the net assets of the fund.
(g)	Rate represents the seven-day yield at 2/28/2026.
(h)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Refer to the notes to financial statements.

American Funds Mortgage Fund	22

Financial statements
Statement of assets and liabilities at February 28, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,410,333)	$13,492,883
Affiliated issuers (cost: $514,053)	514,070	$14,006,953
Cash		8,880
Receivables for:
Sales of investments	491,547
Sales of fund’s shares	1,265
Dividends and interest	55,025
Variation margin on futures contracts	19,459
Variation margin on centrally cleared swap contracts	33	567,329
		14,583,162
Liabilities:
Payables for:
Purchases of investments	1,455,391
Repurchases of fund’s shares	3,310
Dividends on fund’s shares	78
Investment advisory services	2,363
Services provided by related parties	396
Trustees’ deferred compensation	163
Variation margin on futures contracts	197
Variation margin on centrally cleared swap contracts	1,201
Other	6	1,463,105
Net assets at February 28, 2026		$13,120,057
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,035,504
Total distributable earnings (accumulated loss)		(915,447)
Net assets at February 28, 2026		$13,120,057

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,452,079 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$191,635	21,210	$9.04
Class C	6,594	738	8.94
Class T	9	1	9.03
Class F-1	26,217	2,901	9.04
Class F-2	467,527	51,719	9.04
Class F-3	110,822	12,262	9.04
Class 529-A	19,065	2,111	9.03
Class 529-C	925	104	8.91
Class 529-E	860	95	9.03
Class 529-T	12	1	9.03
Class 529-F-1	10	1	9.03
Class 529-F-2	5,574	617	9.04
Class 529-F-3	10	1	9.04
Class R-1	2,454	275	8.93
Class R-2	2,682	301	8.93
Class R-2E	102	11	9.01
Class R-3	52,254	5,803	9.00
Class R-4	11,608	1,284	9.04
Class R-5E	830	92	9.04
Class R-5	679	75	9.04
Class R-6	12,220,188	1,352,477	9.04

Refer to the notes to financial statements.

23	American Funds Mortgage Fund

Financial statements (continued)
Statement of operations for the six months ended February 28, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$278,479
Dividends from affiliated issuers	19,046	$297,525
Fees and expenses*:
Investment advisory services	15,747
Distribution services	492
Transfer agent services	530
Administrative services	1,843
529 plan services	7
Reports to shareholders	20
Registration statement and prospectus	577
Trustees’ compensation	33
Auditing and legal	109
Custodian	38
Other	26
Total fees and expenses before waivers and/or reimbursements	19,422
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	1,486
Transfer agent services waiver	— †
Total fees and expenses after waivers and/or reimbursements		17,936
Net investment income		279,589
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	72,019
Affiliated issuers	202
Futures contracts	35,347
Swap contracts	797	108,365
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	103,322
Affiliated issuers	(146)
Options written	(66)
Futures contracts	7,803
Swap contracts	(3,533)	107,380
Net realized gain (loss) and unrealized appreciation (depreciation)		215,745
Net increase (decrease) in net assets resulting from operations		$495,334
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.
Refer to the notes to financial statements.

American Funds Mortgage Fund	24

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended February 28,	Year ended August 31,
	2026*	2025

Operations:
Net investment income	$279,589	$555,261
Net realized gain (loss)	108,365	(68,648)
Net unrealized appreciation (depreciation)	107,380	(3,526)
Net increase (decrease) in net assets resulting from operations	495,334	483,087
Distributions paid or accrued to shareholders	(277,908)	(538,224)
Net capital share transactions	980,334	931,585
Total increase (decrease) in net assets	1,197,760	876,448
Net assets:
Beginning of period	11,922,297	11,045,849
End of period	$13,120,057	$11,922,297
*
Unaudited.
Refer to the notes to financial statements.

25	American Funds Mortgage Fund

Notes to financial statementsunaudited
1. Organization

American Funds Mortgage Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The fund seeks to provide current income and preservation of capital.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Mortgage Fund	26

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

27	American Funds Mortgage Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$9,210,755	$—	$9,210,755
U.S. Treasury bonds & notes	—	1,037,785	—	1,037,785
Asset-backed obligations	—	175,807	—	175,807
Short-term securities	514,070	3,068,536	—	3,582,606
Total	$514,070	$13,492,883	$—	$14,006,953

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$27,653	$—	$—	$27,653
Unrealized appreciation on centrally cleared interest rate swaps	—	7,446	—	7,446
Liabilities:
Unrealized depreciation on futures contracts	(347)	—	—	(347)
Unrealized depreciation on centrally cleared interest rate swaps	—	(637)	—	(637)
Total	$27,306	$6,809	$—	$34,115
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

American Funds Mortgage Fund	28

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

29	American Funds Mortgage Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investments in future delivery contracts — The fund may enter into transactions involving future delivery contracts, such as to-be-announced (TBA) contracts and mortgage dollar rolls. These contracts involve the purchase or sale of mortgage-backed securities for settlement at a future date and predetermined price. When the fund purchases these contracts, this can increase the fund’s market exposure because the value of securities the fund contracts to purchase is reflected each day in determining the fund’s net asset value and the fund is not required to pay for or obtain the securities until settlement date. When the fund enters into a TBA commitment for the sale of mortgage-backed securities (which may be referred to as having a short position in such TBA securities), the fund may or may not hold the types of mortgage-backed securities required to be delivered. The fund may choose to roll these transactions in lieu of settling them.
When the fund rolls the purchase of these types of future delivery transactions, the fund simultaneously sells the mortgage-backed securities for delivery in the current month and repurchases substantially similar securities for delivery at a future date at a predetermined price. When the fund rolls the sale of these transactions rather than settling them, the fund simultaneously purchases the mortgage-backed securities for delivery in the current month and sells substantially similar securities for delivery at a future date at a predetermined price. Such roll transactions can increase the turnover rate of the fund and may increase the risk that market prices may move unfavorably between the original and new contracts, potentially resulting in losses or reduced returns for the fund.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

American Funds Mortgage Fund	30

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Leverage risk — Certain transactions of the fund may give rise to leverage. These transactions may include, among others, derivatives, future delivery contracts and when-issued, delayed delivery or forward commitment transactions. As a result, increases and decreases in the value of the fund’s portfolio may be magnified, and the fund may be exposed to a heightened risk of loss and increased costs.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

31	American Funds Mortgage Fund

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $3,516,222,000. As of February 28, 2026, the fund did not hold any options on futures.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $9,553,006,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

American Funds Mortgage Fund	32

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $191,231,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$27,653	Unrealized depreciation*	$347
Swap (centrally cleared)	Interest	Unrealized appreciation*	7,446	Unrealized depreciation*	637
			$35,099		$984

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options written (equity style)	Currency	Net realized gain (loss) on options written	$—	Net unrealized appreciation (depreciation) on options written	$(66)
Futures	Interest	Net realized gain (loss) on futures contracts	35,347	Net unrealized appreciation (depreciation) on futures contracts	7,803
Swap	Interest	Net realized gain (loss) on swap contracts	797	Net unrealized appreciation (depreciation) on swap contracts	(3,533)
			$36,144		$4,204
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

33	American Funds Mortgage Fund

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, interest rate swaps and future delivery contracts. For options on futures, futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended February 28, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$2,629
Capital loss carryforward*	(1,126,387)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of February 28, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$188,403
Gross unrealized depreciation on investments	(72,143)
Net unrealized appreciation (depreciation) on investments	116,260
Cost of investments	13,924,808

American Funds Mortgage Fund	34

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended February 28,	Year ended August 31,
Share class	2026	2025
Class A	$3,803	$7,551
Class C	110	248
Class T	— †	— †
Class F-1	608	1,431
Class F-2	9,847	16,959
Class F-3	2,444	4,228
Class 529-A	382	797
Class 529-C	14	30
Class 529-E	13	27
Class 529-T	— †	1
Class 529-F-1	— †	— †
Class 529-F-2	129	289
Class 529-F-3	— †	1
Class R-1	78	199
Class R-2	47	95
Class R-2E	2	5
Class R-3	908	1,847
Class R-4	238	482
Class R-5E	18	43
Class R-5	13	21
Class R-6	259,254	503,970
Total	$277,908	$538,224
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.155% on the first $15 billion of daily net assets and decreasing to 0.130% on such assets in excess of $15 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. During the six months ended February 28, 2026, CRMC waived investment advisory services fees of $1,486,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $15,747,000, which were equivalent to an annualized rate of 0.256% of average daily net assets, were reduced to $14,261,000, which were equivalent to an annualized rate of 0.232% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

35	American Funds Mortgage Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2026, unreimbursed expenses subject to reimbursement totaled $63,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended February 28, 2026, AFS waived transfer agent services fees of less than $1,000 for Class R-2E and less than $1,000 for Class R-5E. AFS does not intend to recoup the waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2026, the 529 plan services fees were $7,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.

American Funds Mortgage Fund	36

For the six months ended February 28, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$231	$156	$28	Not applicable
Class C	33	5	1	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	36	19	4	Not applicable
Class F-2	Not applicable	271	67	Not applicable
Class F-3	Not applicable	— *	16	Not applicable
Class 529-A	22	15	3	$5
Class 529-C	4	1	— *	— *
Class 529-E	2	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	1	2
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	23	3	1	Not applicable
Class R-2	10	5	— *	Not applicable
Class R-2E	— *	— *	— *	Not applicable
Class R-3	117	37	7	Not applicable
Class R-4	14	6	2	Not applicable
Class R-5E	Not applicable	1	— *	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	8	1,713	Not applicable

Total class-specific expenses	$492	$530	$1,843	$7
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $33,000 in the fund’s statement of operations reflects $21,000 in current fees (either paid in cash or deferred) and a net increase of $12,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2026.

37	American Funds Mortgage Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended February 28, 2026
Class A	$19,192	2,144	$3,746	418	$(15,102)	(1,688)	$7,836	874
Class C	635	72	110	12	(1,030)	(116)	(285)	(32)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,543	396	535	60	(7,978)	(890)	(3,900)	(434)
Class F-2	108,644	12,132	9,767	1,090	(69,490)	(7,767)	48,921	5,455
Class F-3	14,974	1,674	2,275	254	(11,592)	(1,297)	5,657	631
Class 529-A	2,331	261	380	42	(2,535)	(283)	176	20
Class 529-C	238	27	14	2	(153)	(18)	99	11
Class 529-E	351	39	13	1	(135)	(15)	229	25
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	442	50	127	14	(1,187)	(133)	(618)	(69)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	400	45	75	9	(3,468)	(392)	(2,993)	(338)
Class R-2	309	35	47	6	(523)	(59)	(167)	(18)
Class R-2E	15	1	2	— †	(1)	— †	16	1
Class R-3	11,167	1,252	905	101	(5,392)	(604)	6,680	749
Class R-4	2,031	227	238	27	(1,670)	(187)	599	67
Class R-5E	171	19	18	2	(396)	(44)	(207)	(23)
Class R-5	179	20	13	2	(32)	(4)	160	18
Class R-6	1,011,727	113,015	259,238	28,939	(352,834)	(39,439)	918,131	102,515
Total net increase (decrease)	$1,176,349	131,409	$277,503	30,979	$(473,518)	(52,936)	$980,334	109,452
Refer to the end of the table(s) for footnote(s).

American Funds Mortgage Fund	38

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended August 31, 2025
Class A	$31,646	3,614	$7,437	847	$(34,128)	(3,899)	$4,955	562
Class C	1,114	128	246	28	(1,593)	(184)	(233)	(28)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,754	888	1,201	136	(12,413)	(1,417)	(3,458)	(393)
Class F-2	183,378	20,946	16,755	1,907	(141,884)	(16,180)	58,249	6,673
Class F-3	73,375	8,348	3,983	454	(33,433)	(3,838)	43,925	4,964
Class 529-A	4,114	470	793	90	(4,732)	(542)	175	18
Class 529-C	388	45	30	4	(524)	(61)	(106)	(12)
Class 529-E	34	4	27	3	(134)	(15)	(73)	(8)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,791	205	287	32	(2,282)	(260)	(204)	(23)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,033	119	199	23	(1,570)	(182)	(338)	(40)
Class R-2	705	82	95	11	(494)	(58)	306	35
Class R-2E	19	2	5	1	(124)	(14)	(100)	(11)
Class R-3	8,054	922	1,835	210	(13,097)	(1,501)	(3,208)	(369)
Class R-4	2,841	325	479	54	(3,578)	(409)	(258)	(30)
Class R-5E	363	41	43	6	(342)	(40)	64	7
Class R-5	90	10	21	3	(32)	(4)	79	9
Class R-6	1,120,146	128,255	503,975	57,395	(792,311)	(90,264)	831,810	95,386
Total net increase (decrease)	$1,436,845	164,404	$537,411	61,204	$(1,042,671)	(118,868)	$931,585	106,740
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $26,101,631,000 and $27,076,110,000, respectively, during the six months ended February 28, 2026.
11. Ownership concentration

At February 28, 2026, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Income Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 15%, 21% and 21%, respectively. CRMC is the investment adviser to the three target date retirement funds.

39	American Funds Mortgage Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
2/28/2026[5,6]	$8.88	$.18	$.16	$.34	$(.18 )	$—	$(.18 )	$9.04	3.78%[7]	$192	.72%[8]	.69%[8]	4.15%[8]
8/31/2025	8.94	.39	(.07 )	.32	(.38 )	—	(.38 )	8.88	3.70	180.73		.69	4.47
8/31/2024	8.75	.40	.17	.57	(.38 )	—	(.38 )	8.94	6.74	177.75		.71	4.63
8/31/2023	9.33	.30	(.58 )	(.28 )	(.30 )	—	(.30 )	8.75	(3.08)	174.72		.69	3.36
8/31/2022	10.23	.09	(.89 )	(.80 )	(.10 )	—	(.10 )	9.33	(7.82)	203.64		.64	.92
8/31/2021	10.60	.01	.02	.03	(.05 )	(.35 )	(.40 )	10.23	.13	236.62		.62	.12
Class C:
2/28/2026[5,6]	8.78	.15	.16	.31	(.15 )	—	(.15 )	8.94	3.53 [7]	7	1.47 [8]	1.45 [8]	3.40 [8]
8/31/2025	8.84	.32	(.07 )	.25	(.31 )	—	(.31 )	8.78	2.92	7	1.48	1.44	3.72
8/31/2024	8.66	.33	.16	.49	(.31 )	—	(.31 )	8.84	5.85	7	1.50	1.46	3.88
8/31/2023	9.23	.23	(.57 )	(.34 )	(.23 )	—	(.23 )	8.66	(3.76)	8	1.47	1.44	2.58
8/31/2022	10.14	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.42)	11	1.39	1.39	.11
8/31/2021	10.56	(.06 )	(.01 )	(.07 )	— [9]	(.35 )	(.35 )	10.14	(.66 )	15	1.37	1.37	(.62 )
Class T:
2/28/2026[5,6]	8.88	.20	.14	.34	(.19 )	—	(.19 )	9.03	3.92 [7,10]	— [11]	.47 [8,10]	.44 [8,10]	4.41 [8,10]
8/31/2025	8.93	.41	(.06 )	.35	(.40 )	—	(.40 )	8.88	4.09 [10]	— [11]	.48 [10]	.44 [10]	4.73 [10]
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.89 [10]	— [11]	.50 [10]	.46 [10]	4.88 [10]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.77)[10]	— [11]	.40 [10]	.37 [10]	3.71 [10]
8/31/2022	10.22	.12	(.88 )	(.76 )	(.13 )	—	(.13 )	9.33	(7.50)[10]	— [11]	.39 [10]	.39 [10]	1.19 [10]
8/31/2021	10.60	.04	— [9]	.04	(.07 )	(.35 )	(.42 )	10.22	.36 [10]	— [11]	.40 [10]	.40 [10]	.35 [10]
Class F-1:
2/28/2026[5,6]	8.88	.19	.15	.34	(.18 )	—	(.18 )	9.04	3.92 [7]	26	.68 [8]	.66 [8]	4.19 [8]
8/31/2025	8.94	.40	(.08 )	.32	(.38 )	—	(.38 )	8.88	3.76	30.67		.63	4.53
8/31/2024	8.75	.41	.17	.58	(.39 )	—	(.39 )	8.94	6.82	33.67		.63	4.72
8/31/2023	9.34	.32	(.61 )	(.29 )	(.30 )	—	(.30 )	8.75	(3.12)	25.65		.63	3.52
8/31/2022	10.23	.10	(.88 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.69)	22.61		.61	1.02
8/31/2021	10.61	.01	.01	.02	(.05 )	(.35 )	(.40 )	10.23	.15	20.61		.61	.14
Class F-2:
2/28/2026[5,6]	8.88	.20	.16	.36	(.20 )	—	(.20 )	9.04	4.05 [7]	467	.42 [8]	.40 [8]	4.44 [8]
8/31/2025	8.94	.42	(.07 )	.35	(.41 )	—	(.41 )	8.88	4.02	411.42		.38	4.78
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	6.97	354.41		.37	4.97
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.76)	199.40		.37	3.75
8/31/2022	10.23	.13	(.89 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.45)	206.35		.35	1.30
8/31/2021	10.61	.04	.01	.05	(.08 )	(.35 )	(.43 )	10.23	.42	172.34		.34	.41
Class F-3:
2/28/2026[5,6]	8.88	.20	.16	.36	(.20 )	—	(.20 )	9.04	4.11 [7]	111	.30 [8]	.28 [8]	4.57 [8]
8/31/2025	8.94	.43	(.07 )	.36	(.42 )	—	(.42 )	8.88	4.14	103.30		.26	4.90
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.10	60.31		.27	5.07
8/31/2023	9.34	.36	(.60 )	(.24 )	(.34 )	—	(.34 )	8.76	(2.65)	381.29		.26	4.07
8/31/2022	10.23	.18	(.93 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.35)	64.24		.24	1.88
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	19.23		.23	.51
Class 529-A:
2/28/2026[5,6]	8.88	.18	.15	.33	(.18 )	—	(.18 )	9.03	3.77 [7]	19	.74 [8]	.72 [8]	4.13 [8]
8/31/2025	8.93	.39	(.06 )	.33	(.38 )	—	(.38 )	8.88	3.80	18.74		.70	4.46
8/31/2024	8.75	.40	.16	.56	(.38 )	—	(.38 )	8.93	6.59	19.78		.73	4.60
8/31/2023	9.33	.30	(.59 )	(.29 )	(.29 )	—	(.29 )	8.75	(3.11)	20.75		.73	3.32
8/31/2022	10.22	.09	(.88 )	(.79 )	(.10 )	—	(.10 )	9.33	(7.75)	25.67		.67	.89
8/31/2021	10.60	.01	— [9]	.01	(.04 )	(.35 )	(.39 )	10.22	.11	30.65		.65	.10
Refer to the end of the table(s) for footnote(s).

American Funds Mortgage Fund	40

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2026[5,6]	$8.76	$.15	$.15	$.30	$(.15 )	$—	$(.15 )	$8.91	3.40%[7]	$1	1.51%[8]	1.48%[8]	3.36%[8]
8/31/2025	8.82	.32	(.08 )	.24	(.30 )	—	(.30 )	8.76	2.87	1	1.52	1.48	3.68
8/31/2024	8.64	.33	.16	.49	(.31 )	—	(.31 )	8.82	5.81	1	1.54	1.50	3.85
8/31/2023	9.21	.22	(.57 )	(.35 )	(.22 )	—	(.22 )	8.64	(3.82)	1	1.52	1.50	2.52
8/31/2022	10.12	.01	(.86 )	(.85 )	(.06 )	—	(.06 )	9.21	(8.46)	2	1.44	1.44	.09
8/31/2021	10.54	(.07 )	— [9]	(.07 )	— [9]	(.35 )	(.35 )	10.12	(.67 )	2	1.42	1.42	(.67 )
Class 529-E:
2/28/2026[5,6]	8.87	.17	.16	.33	(.17 )	—	(.17 )	9.03	3.78 [7]	1	.95 [8]	.93 [8]	3.91 [8]
8/31/2025	8.93	.37	(.07 )	.30	(.36 )	—	(.36 )	8.87	3.45	1.96		.93	4.24
8/31/2024	8.75	.39	.15	.54	(.36 )	—	(.36 )	8.93	6.43	1.93		.89	4.45
8/31/2023	9.33	.28	(.58 )	(.30 )	(.28 )	—	(.28 )	8.75	(3.29)	1.94		.92	3.15
8/31/2022	10.22	.07	(.88 )	(.81 )	(.08 )	—	(.08 )	9.33	(7.90)	1.87		.87	.69
8/31/2021	10.60	(.01 )	— [9]	(.01 )	(.02 )	(.35 )	(.37 )	10.22	(.09 )	1.86		.86	(.12 )
Class 529-T:
2/28/2026[5,6]	8.88	.19	.15	.34	(.19 )	—	(.19 )	9.03	3.89 [7,10]	— [11]	.52 [8,10]	.49 [8,10]	4.35 [8,10]
8/31/2025	8.93	.41	(.06 )	.35	(.40 )	—	(.40 )	8.88	4.02 [10]	— [11]	.53 [10]	.49 [10]	4.67 [10]
8/31/2024	8.75	.42	.16	.58	(.40 )	—	(.40 )	8.93	6.83 [10]	— [11]	.56 [10]	.51 [10]	4.83 [10]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.86)[10]	— [11]	.49 [10]	.46 [10]	3.62 [10]
8/31/2022	10.22	.11	(.88 )	(.77 )	(.12 )	—	(.12 )	9.33	(7.54)[10]	— [11]	.44 [10]	.44 [10]	1.14 [10]
8/31/2021	10.60	.03	— [9]	.03	(.06 )	(.35 )	(.41 )	10.22	.31 [10]	— [11]	.45 [10]	.45 [10]	.30 [10]
Class 529-F-1:
2/28/2026[5,6]	8.88	.20	.14	.34	(.19 )	—	(.19 )	9.03	3.91 [7,10]	— [11]	.47 [8,10]	.44 [8,10]	4.40 [8,10]
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.99 [10]	— [11]	.45 [10]	.41 [10]	4.75 [10]
8/31/2024	8.75	.43	.17	.60	(.41 )	—	(.41 )	8.94	7.04 [10]	— [11]	.46 [10]	.42 [10]	4.92 [10]
8/31/2023	9.33	.33	(.59 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.83)[10]	— [11]	.47 [10]	.44 [10]	3.65 [10]
8/31/2022	10.23	.11	(.89 )	(.78 )	(.12 )	—	(.12 )	9.33	(7.62)[10]	— [11]	.42 [10]	.42 [10]	1.17 [10]
8/31/2021	10.60	.05	— [9]	.05	(.07 )	(.35 )	(.42 )	10.23	.43 [10]	— [11]	.42 [10]	.42 [10]	.48 [10]
Class 529-F-2:
2/28/2026[5,6]	8.88	.20	.15	.35	(.19 )	—	(.19 )	9.04	4.04 [7]	5	.45 [8]	.43 [8]	4.42 [8]
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.98	6.46		.42	4.74
8/31/2024	8.76	.43	.15	.58	(.40 )	—	(.40 )	8.94	6.91	6.47		.43	4.90
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.74)	7.38		.35	3.73
8/31/2022	10.23	.11	(.87 )	(.76 )	(.13 )	—	(.13 )	9.34	(7.49)	7.39		.39	1.16
8/31/2021[5,12]	10.59	.02	.02	.04	(.05 )	(.35 )	(.40 )	10.23	.39 [7]	8	.43 [8]	.43 [8]	.28 [8]
Class 529-F-3:
2/28/2026[5,6]	8.88	.20	.16	.36	(.20 )	—	(.20 )	9.04	4.09 [7]	— [11]	.33 [8]	.31 [8]	4.53 [8]
8/31/2025	8.94	.43	(.08 )	.35	(.41 )	—	(.41 )	8.88	4.12	— [11]	.33	.30	4.87
8/31/2024	8.76	.44	.16	.60	(.42 )	—	(.42 )	8.94	7.05	— [11]	.35	.30	5.04
8/31/2023	9.34	.34	(.59 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	— [11]	.34	.32	3.77
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	— [11]	.29	.29	1.29
8/31/2021[5,12]	10.59	.04	.01	.05	(.06 )	(.35 )	(.41 )	10.23	.50 [7]	— [11]	.36 [8]	.29 [8]	.42 [8]
Class R-1:
2/28/2026[5,6]	8.78	.15	.15	.30	(.15 )	—	(.15 )	8.93	3.44 [7]	2	1.43 [8]	1.40 [8]	3.45 [8]
8/31/2025	8.84	.33	(.08 )	.25	(.31 )	—	(.31 )	8.78	2.98	5	1.42	1.38	3.78
8/31/2024	8.65	.34	.17	.51	(.32 )	—	(.32 )	8.84	6.04	6	1.43	1.39	3.95
8/31/2023	9.23	.24	(.59 )	(.35 )	(.23 )	—	(.23 )	8.65	(3.81)	5	1.41	1.39	2.69
8/31/2022	10.14	.02	(.87 )	(.85 )	(.06 )	—	(.06 )	9.23	(8.40)	5	1.36	1.36	.19
8/31/2021	10.55	(.07 )	.01	(.06 )	— [9]	(.35 )	(.35 )	10.14	(.57 )	7	1.40	1.40	(.65 )
Refer to the end of the table(s) for footnote(s).

41	American Funds Mortgage Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2026[5,6]	$8.77	$.15	$.16	$.31	$(.15 )	$—	$(.15 )	$8.93	3.57%[7]	$3	1.41%[8]	1.38%[8]	3.47%[8]
8/31/2025	8.83	.33	(.07 )	.26	(.32 )	—	(.32 )	8.77	3.00	3	1.40	1.36	3.80
8/31/2024	8.65	.34	.16	.50	(.32 )	—	(.32 )	8.83	5.95	3	1.40	1.36	3.98
8/31/2023	9.22	.24	(.58 )	(.34 )	(.23 )	—	(.23 )	8.65	(3.69)	2	1.39	1.37	2.67
8/31/2022	10.13	.03	(.88 )	(.85 )	(.06 )	—	(.06 )	9.22	(8.39)	3	1.33	1.33	.26
8/31/2021	10.54	(.06 )	— [9]	(.06 )	— [9]	(.35 )	(.35 )	10.13	(.57 )	3	1.34	1.34	(.60 )
Class R-2E:
2/28/2026[5,6]	8.85	.17	.16	.33	(.17 )	—	(.17 )	9.01	3.76 [7,10]	— [11]	1.03 [8,10]	.97 [8,10]	3.87 [8,10]
8/31/2025	8.91	.36	(.07 )	.29	(.35 )	—	(.35 )	8.85	3.35 [10]	— [11]	1.09 [10]	1.04 [10]	4.14 [10]
8/31/2024	8.72	.37	.17	.54	(.35 )	—	(.35 )	8.91	6.38	— [11]	1.10	1.06	4.28
8/31/2023	9.30	.28	(.60 )	(.32 )	(.26 )	—	(.26 )	8.72	(3.43)	— [11]	1.06	1.04	3.09
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.09)	— [11]	1.02	1.01	.60
8/31/2021	10.59	(.03 )	— [9]	(.03 )	(.01 )	(.35 )	(.36 )	10.20	(.28 )	— [11]	1.06	1.01	(.25 )
Class R-3:
2/28/2026[5,6]	8.85	.17	.15	.32	(.17 )	—	(.17 )	9.00	3.67 [7]	52	.96 [8]	.93 [8]	3.91 [8]
8/31/2025	8.91	.37	(.07 )	.30	(.36 )	—	(.36 )	8.85	3.45	45.96		.92	4.24
8/31/2024	8.72	.38	.17	.55	(.36 )	—	(.36 )	8.91	6.51	48.97		.92	4.42
8/31/2023	9.30	.28	(.59 )	(.31 )	(.27 )	—	(.27 )	8.72	(3.32)	37.95		.93	3.17
8/31/2022	10.20	.06	(.88 )	(.82 )	(.08 )	—	(.08 )	9.30	(8.03)	36.90		.90	.66
8/31/2021	10.58	(.02 )	.01	(.01 )	(.02 )	(.35 )	(.37 )	10.20	(.11 )	42.93		.93	(.17 )
Class R-4:
2/28/2026[5,6]	8.88	.19	.16	.35	(.19 )	—	(.19 )	9.04	3.93 [7]	12	.66 [8]	.64 [8]	4.21 [8]
8/31/2025	8.94	.40	(.08 )	.32	(.38 )	—	(.38 )	8.88	3.76	11.66		.63	4.54
8/31/2024	8.76	.41	.16	.57	(.39 )	—	(.39 )	8.94	6.70	11.67		.63	4.71
8/31/2023	9.34	.32	(.60 )	(.28 )	(.30 )	—	(.30 )	8.76	(3.00)	12.64		.62	3.53
8/31/2022	10.23	.11	(.89 )	(.78 )	(.11 )	—	(.11 )	9.34	(7.67)	12.59		.59	1.08
8/31/2021	10.61	.02	— [9]	.02	(.05 )	(.35 )	(.40 )	10.23	.18	9.58		.58	.17
Class R-5E:
2/28/2026[5,6]	8.88	.20	.15	.35	(.19 )	—	(.19 )	9.04	4.02 [7]	1	.54 [8]	.47 [8]	4.39 [8]
8/31/2025	8.94	.42	(.08 )	.34	(.40 )	—	(.40 )	8.88	3.97	1.50		.42	4.74
8/31/2024	8.75	.43	.16	.59	(.40 )	—	(.40 )	8.94	7.03	1.48		.44	4.90
8/31/2023	9.33	.34	(.60 )	(.26 )	(.32 )	—	(.32 )	8.75	(2.81)	1.44		.41	3.80
8/31/2022	10.23	.13	(.90 )	(.77 )	(.13 )	—	(.13 )	9.33	(7.50)	1.39		.39	1.33
8/31/2021	10.60	.04	.01	.05	(.07 )	(.35 )	(.42 )	10.23	.36	— [11]	.39	.39	.34
Class R-5:
2/28/2026[5,6]	8.88	.20	.16	.36	(.20 )	—	(.20 )	9.04	4.08 [7]	1	.36 [8]	.34 [8]	4.49 [8]
8/31/2025	8.94	.42	(.07 )	.35	(.41 )	—	(.41 )	8.88	4.07	1.37		.33	4.83
8/31/2024	8.76	.43	.16	.59	(.41 )	—	(.41 )	8.94	7.02	— [11]	.38	.33	5.01
8/31/2023	9.34	.32	(.57 )	(.25 )	(.33 )	—	(.33 )	8.76	(2.71)	1.34		.33	3.50
8/31/2022	10.23	.13	(.88 )	(.75 )	(.14 )	—	(.14 )	9.34	(7.40)	1.29		.29	1.30
8/31/2021	10.61	.05	— [9]	.05	(.08 )	(.35 )	(.43 )	10.23	.47	1.29		.29	.46
Class R-6:
2/28/2026[5,6]	8.88	.20	.16	.36	(.20 )	—	(.20 )	9.04	4.11 [7]	12,220	.30 [8]	.28 [8]	4.57 [8]
8/31/2025	8.94	.43	(.07 )	.36	(.42 )	—	(.42 )	8.88	4.14	11,099.30		.26	4.90
8/31/2024	8.75	.44	.17	.61	(.42 )	—	(.42 )	8.94	7.21	10,319.31		.26	5.07
8/31/2023	9.33	.35	(.59 )	(.24 )	(.34 )	—	(.34 )	8.75	(2.76)	8,463.28		.26	3.87
8/31/2022	10.23	.13	(.89 )	(.76 )	(.14 )	—	(.14 )	9.33	(7.35)	7,845.24		.24	1.35
8/31/2021	10.61	.05	.01	.06	(.09 )	(.35 )	(.44 )	10.23	.53	8,373.22		.22	.53
Refer to the end of the table(s) for footnote(s).

American Funds Mortgage Fund	42

Financial highlights (continued)

Portfolio turnover rate for all share classes[13,14]	Six months ended February 28, 2026[5,6,7,15]	Year ended August 31,
		2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	36%	58%	37%	86%	42%	66%
Including mortgage dollar roll transactions	251%	428%	824%	1,185%	1,147%	1,015%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $0.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class 529-F-2 and 529-F-3 shares began investment operations on 10/30/2020.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[15]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

43	American Funds Mortgage Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
1,338,807,954
Total shares voting on November 25, 2025:
1,301,416,581 (97.2% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	1,295,778,967	99.6%	5,637,614	0.4%
Pramod Atluri	1,300,062,031	99.9%	1,354,550	0.1%
Francisco G. Cigarroa	1,300,120,790	99.9%	1,295,791	0.1%
Nariman Farvardin	1,300,125,059	99.9%	1,291,522	0.1%
Jennifer C. Feikin	1,300,322,755	99.9%	1,093,826	0.1%
Leslie Stone Heisz	1,300,361,226	99.9%	1,055,355	0.1%
Merit E. Janow	1,300,340,386	99.9%	1,076,195	0.1%
Martin E. Koehler	1,300,198,026	99.9%	1,218,555	0.1%
Benjamin R. Miller	1,300,199,870	99.9%	1,216,711	0.1%
Josette Sheeran	1,300,439,319	99.9%	977,262	0.1%
Margaret Spellings	1,300,363,806	99.9%	1,052,775	0.1%
Alexandra Trower	1,300,401,778	99.9%	1,014,803	0.1%
Paul S. Williams	1,300,160,219	99.9%	1,256,362	0.1%
Courtney K. Wolf	1,300,463,115	99.9%	953,466	0.1%
The proposal: To approve the proposed amendment of the Investment Advisory and Service Agreement to modify the fee schedule
Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld	Votes abstaining	Percent of shares votes abstaining
1,263,509,189	97.1%	647,274	0.0%	1,203,423	0.1%
(broker non-votes = 36,056,695)
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Mortgage Fund	44

Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

45	American Funds Mortgage Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Mortgage Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: April 30, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: April 30, 2026